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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MatlinPatterson Capital Management L.P.
          520 Madison Avenue
          New York, NY 10022-4213

Form 13F File Number:     028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Lipsky
Title:         Senior Portfolio Manager
Phone:         (212) 651-9500

Signature, Place, and Date of Signing:

/s/ Michael Lipsky            New York, NY             February 5, 2013
--------------------        ----------------           ----------------
    [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page
Report Summary:

Number of Other Included Managers:                      0
                                                 ---------

Form 13F Information Table Entry Total:                12
                                                 ---------

Form 13F Information Table Value Total:          $137,952
                                                 ---------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Form 13F File Number            Name
     ------            ----------------------          -------------

     None.

                                         MatlinPatterson Capital Management L.P.
                                                Form 13F Information Table
                                              Quarter ended December 31, 2012


      COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6 COLUMN 7    COLUMN 8
                                                  VALUE     SHRS or   SH/   PUT/  INV  OTHR    VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT   PRN   CALL  DISC MNGR SOLE   SHARED  NONE
---------------------- -------------- ---------  --------  ---------- ---   ----  ---- ---- ----   ------  ----
ADVANCED MICRO DEVICES
INC                      COM          007903107  $  1,200     500,000  SH   CALL  SOLE       X
CAESARS ENTMT CORP       COM          127686103  $    390      56,288  SH         SOLE       X
DELTA AIR LINES INC DEL  COM NEW      247361702  $  7,122     600,000  SH   PUT   SOLE       X
DELTA AIR LINES INC DEL  COM NEW      247361702  $ 14,244   1,200,000  SH   CALL  SOLE       X
DISH NETWORK CORP        CL A         25470M109  $  3,276      90,000  SH         SOLE       X
DYNEGY INC NEW DEL       COM          26817R108  $  5,604     292,917  SH         SOLE       X
                         *W EXP
DYNEGY INC NEW DEL       99/99/999    26817R116  $     79      62,714  SH   CALL  SOLE       X
NATIONAL BK HLDGS CORP   CL A         633707104  $  5,264     277,177  SH         SOLE       X
SPDR S&P 500 ETF TR      TR UNIT      78462F103  $ 92,567     650,000  SH   PUT   SOLE       X
SANDRIDGE ENERGY INC     COM          80007P307  $  2,223     350,000  SH         SOLE       X
SANDRIDGE ENERGY INC     COM          80007P307  $  2,540     400,000  SH   CALL  SOLE       X
DELPHI AUTOMOTIVE PLC    SHS          G27823106  $  3,443      90,000  SH         SOLE       X

Total (in thousands)                             $137,952
